N-4	Oct. 11, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	FORETHOUGHT LIFE INSURANCE CO SEPARATE ACCOUNT A
Entity Central Index Key	0001554348
Entity Investment Company Type	N-4
Document Period End Date	Oct. 11, 2023
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]

BlackRock Large Cap Growth Equity V.I. Fund — New Investment Option

Effective upon the Reorganization, the BlackRock Large Cap Growth Equity V.I. Fund (formerly BlackRock Large Cap Focus Growth V.I. Fund) will be added as an available investment option under your Contract.

Under the “Appendix B — Funds Available Under the Contract” section of the prospectus, the following investment option is added to the table:

Fund Objective	Fund — Share Class Adviser / Sub-Adviser	Current Expenses	Fund Facilitation Fee	Current Expenses + Fund Facilitation Fee	Average Annual Total Returns (as of Dec. 31, 2022)
					1 Year	5 Year	10 Year
Seeks long-term capital growth.	BlackRock Large Cap Growth Equity V.I. Fund (formerly BlackRock Large Cap Focus Growth V.I. Fund) – Class III (1) Adviser: BlackRock Advisors, LLC	1.05% (2)	0.00%	1.05%	-38.25%	7.24%	11.89%

(1)	This Fund’s annual expenses reflect temporary fee reductions pursuant to an expense reimbursement or fee waiver arrangement.

(2)	The projected pro forma Current Expenses (as of June 30, 2023) of the BlackRock Capital Appreciation V.I. Fund and the BlackRock Large Cap Growth Equity V.I. Fund (formerly BlackRock Large Cap Focus Growth V.I. Fund) (“Combined Portfolio”) after the Reorganization are 1.03%.

Portfolio Companies [Table Text Block]
Fund Objective	Fund — Share Class Adviser / Sub-Adviser	Current Expenses	Fund Facilitation Fee	Current Expenses + Fund Facilitation Fee	Average Annual Total Returns (as of Dec. 31, 2022)
					1 Year	5 Year	10 Year
Seeks long-term capital growth.	BlackRock Large Cap Growth Equity V.I. Fund (formerly BlackRock Large Cap Focus Growth V.I. Fund) – Class III (1) Adviser: BlackRock Advisors, LLC	1.05% (2)	0.00%	1.05%	-38.25%	7.24%	11.89%
(1)	This Fund’s annual expenses reflect temporary fee reductions pursuant to an expense reimbursement or fee waiver arrangement.
(2)	The projected pro forma Current Expenses (as of June 30, 2023) of the BlackRock Capital Appreciation V.I. Fund and the BlackRock Large Cap Growth Equity V.I. Fund (formerly BlackRock Large Cap Focus Growth V.I. Fund) (“Combined Portfolio”) after the Reorganization are 1.03%.

Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s annual expenses reflect temporary fee reductions pursuant to an expense reimbursement or fee waiver arrangement.
BlackRock Large Cap Growth Equity V.I. Fund (formerly BlackRock Large Cap Focus Growth V.I. Fund) – Class III [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth.	[1]
Portfolio Company Name [Text Block]	BlackRock Large Cap Growth Equity V.I. Fund (formerly BlackRock Large Cap Focus Growth V.I. Fund) – Class III	[1]
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC	[1]
Current Expenses [Percent]	1.05%	[1],[2]
Platform Charge [Percent]	0.00%	[1]
Current Expenses + Platform Charge [Percent]	1.05%	[1]
Average Annual Total Returns, 1 Year [Percent]	(38.25%)	[1]
Average Annual Total Returns, 5 Years [Percent]	7.24%	[1]
Average Annual Total Returns, 10 Years [Percent]	11.89%	[1]
Pro forma [Member]
Prospectus:
Current Expenses [Percent]	1.03%

[1]	This Fund’s annual expenses reflect temporary fee reductions pursuant to an expense reimbursement or fee waiver arrangement.
[2]	The projected pro forma Current Expenses (as of June 30, 2023) of the BlackRock Capital Appreciation V.I. Fund and the BlackRock Large Cap Growth Equity V.I. Fund (formerly BlackRock Large Cap Focus Growth V.I. Fund) (“Combined Portfolio”) after the Reorganization are 1.03%.